Note 6 - Investments in Associate ("Minera Juanicipio S.A. DE C.V.") - Operations of Associate (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity pick up	44.00%	44.00%